Debt issues - By currency (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Debt issues
Short-term debt	$ 16,477	$ 25,838
Long-term debt	133,848	155,619
AUD
Debt issues
Long-term debt	36,062	43,532
CHF
Debt issues
Long-term debt	3,177	3,480
EUR
Debt issues
Long-term debt	34,498	37,464
GBP
Debt issues
Long-term debt	3,440	5,545
JPY
Debt issues
Long-term debt	2,439	2,538
NZD
Debt issues
Long-term debt	3,519	3,197
USD
Debt issues
Long-term debt	45,917	54,490
Other currencies
Debt issues
Long-term debt	4,796	5,373
Own issuances
Debt issues
Short-term debt	16,477	25,838
US commercial paper
Debt issues
Short-term debt	13,864	19,950
Senior debt | AUD
Debt issues
Short-term debt		100
Senior debt | GBP
Debt issues
Short-term debt	2,437	5,366
Senior debt | Other currencies
Debt issues
Short-term debt	$ 176	$ 422